Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Trading Symbol	FRFN
Entity Registrant Name	FRANKLIN FINANCIAL NETWORK INC.
Entity Central Index Key	0001407067
Entity Filer Category	Smaller Reporting Company